Revenue, Other Income and Gains - Summary of Revenue Recognized That Was Included in Contract Liabilities at Beginning of Reporting Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
JSC service
License and collaboration revenue
Revenue recognized that was included in contract liabilities at the beginning of the reporting period	$ 54,523	$ 46,777	$ 40,324